Offerings	May 14, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	US$500,000,000 4.900% Senior Notes due 2028
Amount Registered | shares	500,000,000
Proposed Maximum Offering Price per Unit	0.99431
Maximum Aggregate Offering Price	$ 497,155,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 76,115
Offering Note
(1)	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantees of US$500,000,000 4.900% Senior Notes due 2028
Amount Registered | shares	0
Proposed Maximum Offering Price per Unit	0
Amount of Registration Fee	$ 0
Offering Note
(1)	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering.
(2)
Woodside Energy Group Ltd will fully and unconditionally guarantee the 4.900% Senior Notes due 2028, the 5.400% Senior Notes due 2030, the 5.700% Senior Notes due 2032 and the 6.000% Senior Notes due 2035, each issued by Woodside Finance Limited. Pursuant to Rule 457(n) under the Securities Act of 1933, as amended, no separate fee for the guarantees is payable.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	US$1,250,000,000 5.400% Senior Notes due 2030
Amount Registered | shares	1,250,000,000
Proposed Maximum Offering Price per Unit	0.99697
Maximum Aggregate Offering Price	$ 1,246,212,500
Fee Rate	0.01531%
Amount of Registration Fee	$ 190,795
Offering Note
(1)	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering.

Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	US$1,250,000,000 5.400% Senior Notes due 2030
Amount Registered | shares	0
Proposed Maximum Offering Price per Unit	0
Amount of Registration Fee	$ 0
Offering Note
(1)	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering.
(2)
Woodside Energy Group Ltd will fully and unconditionally guarantee the 4.900% Senior Notes due 2028, the 5.400% Senior Notes due 2030, the 5.700% Senior Notes due 2032 and the 6.000% Senior Notes due 2035, each issued by Woodside Finance Limited. Pursuant to Rule 457(n) under the Securities Act of 1933, as amended, no separate fee for the guarantees is payable.

Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	US$500,000,000 5.700% Senior Notes due 2032
Amount Registered | shares	500,000,000
Proposed Maximum Offering Price per Unit	0.99437
Maximum Aggregate Offering Price	$ 497,185,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 76,119
Offering Note
(1)	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering.

Offering: 6
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantees of US$500,000,000 5.700% Senior Notes due 2032
Amount Registered | shares	0
Proposed Maximum Offering Price per Unit	0
Amount of Registration Fee	$ 0
Offering Note
(1)	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering.
(2)
Woodside Energy Group Ltd will fully and unconditionally guarantee the 4.900% Senior Notes due 2028, the 5.400% Senior Notes due 2030, the 5.700% Senior Notes due 2032 and the 6.000% Senior Notes due 2035, each issued by Woodside Finance Limited. Pursuant to Rule 457(n) under the Securities Act of 1933, as amended, no separate fee for the guarantees is payable.

Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	US$1,250,000,000 6.000% Senior Notes due 2035
Amount Registered | shares	1,250,000,000
Proposed Maximum Offering Price per Unit	0.98995
Maximum Aggregate Offering Price	$ 1,237,437,500
Fee Rate	0.01531%
Amount of Registration Fee	$ 189,452
Offering Note
(1)	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering.

Offering: 8
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantees of US$1,250,000,000 6.000% Senior Notes due 2035
Amount Registered | shares	0
Proposed Maximum Offering Price per Unit	0
Amount of Registration Fee	$ 0
Offering Note
(1)	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering.
(2)
Woodside Energy Group Ltd will fully and unconditionally guarantee the 4.900% Senior Notes due 2028, the 5.400% Senior Notes due 2030, the 5.700% Senior Notes due 2032 and the 6.000% Senior Notes due 2035, each issued by Woodside Finance Limited. Pursuant to Rule 457(n) under the Securities Act of 1933, as amended, no separate fee for the guarantees is payable.